Segment Information - Disclosure of Detailed Information about Assets and Liabilities Based on Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets	$ 6,713,595	$ 4,350,377
Total liabilities	(3,316,043)	(1,907,916)
Greenstone
Disclosure of operating segments [line items]
Total assets	3,774,047	1,300,441
Total liabilities	(1,136,784)	(227,533)
Mesquite
Disclosure of operating segments [line items]
Total assets	319,572	297,252
Total liabilities	(44,267)	(65,312)
Los Filos
Disclosure of operating segments [line items]
Total assets	1,162,039	1,171,265
Total liabilities	(248,196)	(227,567)
Aurizona
Disclosure of operating segments [line items]
Total assets	366,953	365,952
Total liabilities	(64,610)	(55,914)
Fazenda
Disclosure of operating segments [line items]
Total assets	95,090	94,065
Total liabilities	(32,467)	(30,746)
RDM
Disclosure of operating segments [line items]
Total assets	158,799	165,021
Total liabilities	(29,633)	(39,124)
Santa Luz
Disclosure of operating segments [line items]
Total assets	299,959	306,076
Total liabilities	(24,521)	(30,693)
Castle Mountain
Disclosure of operating segments [line items]
Total assets	333,317	329,236
Total liabilities	(13,253)	(24,014)
Corporate
Disclosure of operating segments [line items]
Total assets	203,819	321,069
Total liabilities	$ (1,722,312)	$ (1,207,013)